GOF P6 09/23

SUPPLEMENT DATED SEPTEMBER 11, 2023

TO THE CURRENTLY EFFECTIVE PROSPECTUSES DATED AUGUST 1, 2023 OF

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

FRANKLIN U.S. EQUITY INDEX ETF

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

FRANKLIN FTSE ASIA EX JAPAN ETF

FRANKLIN FTSE AUSTRALIA ETF

FRANKLIN FTSE BRAZIL ETF

FRANKLIN FTSE CANADA ETF

FRANKLIN FTSE CHINA ETF

FRANKLIN FTSE EUROPE ETF

FRANKLIN FTSE EUROZONE ETF

FRANKLIN FTSE FRANCE ETF

FRANKLIN FTSE GERMANY ETF

FRANKLIN FTSE HONG KONG ETF

FRANKLIN FTSE INDIA ETF

FRANKLIN FTSE ITALY ETF

FRANKLIN FTSE JAPAN ETF

FRANKLIN FTSE JAPAN HEDGED ETF

FRANKLIN FTSE LATIN AMERICA ETF

FRANKLIN FTSE MEXICO ETF

FRANKLIN FTSE RUSSIA ETF

FRANKLIN FTSE SAUDI ARABIA ETF

FRANKLIN FTSE SOUTH AFRICA ETF

FRANKLIN FTSE SOUTH KOREA ETF

FRANKLIN FTSE SWITZERLAND ETF

FRANKLIN FTSE TAIWAN ETF

FRANKLIN FTSE UNITED KINGDOM ETF

(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

(EACH, A SERIES OF FRANKLIN TEMPLETON ETF TRUST)

Effective September 11, 2023, the Prospectus of each Fund is amended as follows:

I.  The following is added below the “Fund Summary—Investment Manager” section of the Prospectus for each Fund:

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.  The following biographical information replaces the biographical information of Hailey Harris in the “Fund Summary—Portfolio Managers” section of the Prospectus for each Fund:

Hailey Harris

Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2019.

III.  The following is added after the first paragraph in the “Fund Details—Management” section of the Prospectus for each Fund:

Under a separate agreement with Advisory Services, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. FT Institutional provides Advisory Services with investment management advice (which may include research and analysis services). FT Institutional is a wholly owned subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and Advisory Services.

IV. The following biographical information replaces the biographical information of Hailey Harris in the “Fund Details—Management” section of the Prospectus for each Fund:

Hailey Harris Portfolio Manager of FT Institutional

Ms. Harris has been a portfolio manager of the Fund since 2019. She joined Franklin
Templeton in 2018

Please keep this supplement with your prospectus for future reference.

GOF SA4 09/23

SUPPLEMENT DATED SEPTEMBER 11, 2023

TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2023 OF

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

FRANKLIN U.S. EQUITY INDEX ETF

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

FRANKLIN FTSE ASIA EX JAPAN ETF

FRANKLIN FTSE AUSTRALIA ETF

FRANKLIN FTSE BRAZIL ETF

FRANKLIN FTSE CANADA ETF

FRANKLIN FTSE CHINA ETF

FRANKLIN FTSE EUROPE ETF

FRANKLIN FTSE EUROZONE ETF

FRANKLIN FTSE FRANCE ETF

FRANKLIN FTSE GERMANY ETF

FRANKLIN FTSE HONG KONG ETF

FRANKLIN FTSE INDIA ETF

FRANKLIN FTSE ITALY ETF

FRANKLIN FTSE JAPAN ETF

FRANKLIN FTSE JAPAN HEDGED ETF

FRANKLIN FTSE LATIN AMERICA ETF

FRANKLIN FTSE MEXICO ETF

FRANKLIN FTSE RUSSIA ETF

FRANKLIN FTSE SAUDI ARABIA ETF

FRANKLIN FTSE SOUTH AFRICA ETF

FRANKLIN FTSE SOUTH KOREA ETF

FRANKLIN FTSE SWITZERLAND ETF

FRANKLIN FTSE TAIWAN ETF

FRANKLIN FTSE UNITED KINGDOM ETF

(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

(EACH, A SERIES OF FRANKLIN TEMPLETON ETF TRUST)

Effective September 11, 2023, the Statement of Additional Information (“SAI”) of each Fund is amended as follows:

I.  The following is added as the last paragraph under the “Management and Other Services—Investment manager and services provided” section of the SAI for each Fund:

The Fund’s sub-advisor is Franklin Templeton Institutional, LLC (FT Institutional). The sub-advisor has an agreement with Advisory Services and provides Advisory Services with investment management advice, research and assistance. The sub-advisor's activities are subject to the board's review and control, as well as Advisory Services’ instruction and supervision.

II.  The following is added below the Management Fees Earned table in the “Management and Other Services—Management fees” section of the SAI for each Fund:

 Advisory Services pays FT Institutional for its services to the Fund.

With respect to the Fund, Advisory Services pays FT Institutional a monthly fee equal to 25% of the net investment advisory fee payable by the Fund to Advisory Services (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to Advisory Services, minus any Fund fees and/or expenses waived or reimbursed by Advisory Services, including as part of the Fund’s unitary management fee structure pursuant to the investment management agreement between Advisory Services and the Trust, on behalf of the Fund, minus (ii) any fees payable by Advisory Services to Franklin Templeton Services, LLC for fund administrative services. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and Advisory Services.

Please keep this supplement with your SAI for future reference.